Debt - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Jul. 09, 2024	Jan. 22, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jul. 08, 2024	Jun. 30, 2024	Mar. 29, 2024
Debt
Letters of credit outstanding , amount			$ 31,900	$ 31,900						$ 18,700
Restricted cash			13,400	13,400			$ 38,300
Restricted cash, minimum amount requirement			21,300
Debt termination expense				87	$ 0	$ 1,933
Debt and lease obligation			7,657,700	7,657,700	7,518,328
ABS Facility
Debt
Borrowing capacity							$ 351,900		$ 450,000
Contractual Weighted Avg Interest Rate							5.63%		5.55%
Standby Letters of Credit
Debt
Debt instrument, collateral amount							$ 57,000
Fair Value, Inputs, Level 2
Debt
Debt and lease obligation			7,241,700	7,241,700	6,905,900
Revolving credit tranche
Debt
Borrowing capacity			2,000,000	2,000,000
Debt and lease obligation			1,085,000	$ 1,085,000	930,000
Revolving credit tranche | Revolving Credit Facility
Debt
Debt instrument, basis spread on variable rate		2.60%		1.60%
Revolving Credit Facility
Debt
Borrowing capacity			1,125,000	$ 1,125,000
Term Loan Facility
Debt
Borrowing capacity	$ 2,000,000
Debt instrument, basis spread on variable rate	1.30%
Debt instrument, face amount	$ 1,750,000
Line of credit facility, accordion feature, increase limit	$ 1,000,000							$ 500,000
Revolving Credit Facility and Second Revolving Credit Facility
Debt
Remaining borrowing capacity			827,000	827,000
Senior notes
Debt
Debt instrument, face amount									$ 500,000
Debt instrument, interest rate, stated percentage									1.15%
Debt and lease obligation			$ 1,800,000	$ 1,800,000	$ 2,300,000
Minimum | Senior notes
Debt
Debt instrument, term				5 years
Maximum | Senior notes
Debt
Debt instrument, term				10 years